Subsequent Events (Details) (USD $)							0 Months Ended			0 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	May 31, 2013	Sep. 30, 2014 Rochon Capital	Dec. 31, 2013 Rochon Capital	Apr. 10, 2013 Rochon Capital	Oct. 22, 2014 Subsequent event	Oct. 16, 2014 Subsequent event	Oct. 14, 2014 Subsequent event	Oct. 10, 2014 Subsequent event Rochon Capital	Oct. 10, 2014 Subsequent event Rochon Capital Minimum	Oct. 10, 2014 Subsequent event Convertible notes three RCP V
Subsequent Events
Additional shares issuable under Share Exchange Agreement				25,240,676	25,240,676	25,240,676				25,240,676
Number of days for issuance of Second Tranche Parent Stock										10 days
Beneficial ownership (as a percent)											15.00%
Cash payment to be made for redemption of Second Tranche Parent Stock										$ (1,000,000)
Original principal amount of Note												$ 20,000,000
Number of common stock issuable on conversion (in shares)												3,200,000
Reverse stock split of shares of common stock								0.05
Common stock, shares authorized	250,000,000	250,000,000	5,000,000,000					250,000,000	5,000,000,000
Preferred stock, authorized shares	500,000	500,000						500,000	10,000,000
Restricted period to held shares for repurchase at original purchase price with interest or claim for damages							1 year